Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Related Party Transactions

8. Related Party Transactions

The Group has the following balances with related parties which have been included in the unaudited condensed consolidated statements of financial position:

Current Assets

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2018	2019
Dividends receivable from associate	885	775
Due from The Cool Pool Limited	32,397	8,616
Other receivables	113	398
Total	33,395	9,789

On June 28, 2019, GasLog transferred to Golar its 100 shares of the common capital stock of the Cool Pool Limited (Note 1).

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2018	2019
Ship management creditors	268	478
Amounts due to related parties	169	79

Ship management creditors’ liability comprises cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group’s management.

Amounts due to related parties of $79 as of June 30, 2019 (December 31, 2018: $169) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.